Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation		$ 2,126,243	$ 1,889,136
Consulting fees		1,013,690	871,228
Comms Watch Pty Ltd [Member]
Director fees		4,500	20,000
Clem Tacca [Member]
Consulting fees		318,857	321,951
Ascendant SC Pty Ltd [Member]
Consulting fees		66,098	22,000
Director fees		10,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees	$ 25,000
Frank Wilkie [Member]
Consulting fees		419,204	150,473
Repayment of consulting fees		70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Bonus offset against common stock subscription	224,500
Frank Wilkie [Member] | Common Stock [Member]
Bonus offset against common stock subscription	$ 124,454
Judith Willoughby [Member]
Bonus offset against common stock subscription		20,000
Consulting fees		75,000	0
Repayment of consulting fees		55,000
VP Corporate Finance [Member]
Officer compensation		121,721	155,573
Bonus offset against common stock subscription		14,029	67,112
Chief Executive Officer [Member]
Officer compensation		1,300,000	1,300,000
Bonus offset against common stock subscription		220,079	1,000,000
Bonus offset against related party advance		4,921
Bonus offset against preferred stock subscription			85,989
Deferred salary			106,588
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees			0
Chief Operating Officer [Member]
Officer compensation		250,000	220,000
Bonus offset against common stock subscription		20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees		27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees		20,000
Director fees		27,500	$ 0
Director [Member] | Harold Hansen [Member]
Director fees		27,500
Director [Member] | Ian Banks[Member] | Matthew Banks [Member]
Bonus offset against common stock subscription		$ 7,500